Offerings	Mar. 02, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amphenol Corporation Debt Securities
Fee Rate	0.01381%
Offering Note	The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all registration fees. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. An indeterminate amount of securities to be offered at indeterminate prices is being registered pursuant to this Registration Statement. An indeterminate aggregate principal amount of securities was previously registered on Registration Statement No. 333-270605 filed on March 16, 2023 (the "Prior Registration Statement"). This registration statement is being filed solely to replace the Prior Registration Statement that is scheduled to expire on March 16, 2026 pursuant to Rule 415(a)(5) under the Securities Act. In accordance with Rule 415(a)(6) under the Securities Act, effectiveness of this registration statement will be deemed to terminate the Prior Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amphenol Corporation Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1. Amphenol Corporation may fully and unconditionally guarantee debt securities issued by Amphenol Technologies Holding GmbH. In accordance with Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees of debt securities being registered.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Amphenol Technologies Holding GmbH Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.